Asset Retirement Obligations	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations
Asset Retirement Obligations

The change in asset retirement obligations for the three months ended June 30, 2018 is set forth below (in thousands):

Asset retirement obligations, beginning of period	$8,630
Additional liabilities incurred	2,793
Dispositions	—
Accretion expense	282
Liabilities settled upon plugging and abandoning wells	(283)
Revision of estimates	178
Asset retirement obligations, end of period	11,600
Less: current portion of asset retirement obligations	(251)
Long-term asset retirement obligations	$11,349

Asset Retirement Obligations

The following table summarizes the changes in the Company’s asset retirement obligation for the periods below:

	Year Ended December 31,
	2017	2016
	(In thousands)
Asset retirement obligations, beginning of period	$5,431	$3,667
Additional liabilities incurred	5,389	164
Dispositions	(2,380)	—
Accretion expense	317	176
Liabilities settled upon plugging and abandoning wells	(504)	(53)
Revision of estimates	377	1,477
Asset retirement obligations, end of period	8,630	5,431
Less: current portion of asset retirement obligations	(108)	(251)
Long-term asset retirement obligations	$8,522	$5,180